MFA 2023-NQM3 Trust ABS-15G

Exhibit 99.33

Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
xx	xx	68830	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test:  Charged 11.304% Allowed 10.660% Over By +0.644%

This loan is compliant with regulation 1026.35.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test: Charged 11.304% Allowed 10.660% Over By +0.644%

This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)

*** (CURED) State/Local Predatory APR Test Fail - EV R
COMMENT:   CE test reflects a fail for “CA Covered Loan APR Threshold Test
“CA AB 344 §1 [CA FC §4970(b)(1)(A)]) - The annual percentage rate at consummation exceeds by more than 8% points the yield on Treasury securities having comparable periods of maturity on the 15th day of the month immediately preceding the month of the date creditor received application (formerly application date)”

However the CA AB 344 §1 [CA FC §4970(b)(1)(A)]) rule cites
“For a mortgage or deed of trust, the annual percentage rate at consummation of the transaction will exceed by more than eight percentage points the yield on Treasury securities having comparable periods of maturity on the 15th day of the month immediately preceding the month in which the application for the extension of credit is received by the creditor”

																Loan file is documented with APR of 11.304% and CE comparison APR is 11.100%			Single Family	xx	xx	xx	Primary	Cash Out	746	18.42	xx	15	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	47.637%		Alternative	QC Complete	08/09/2023
xx	xx	68414	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 11.141% Allowed 10.290% Over by +0.851%

This loan is compliant with regulation 1026.35.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test: Charged 11.141% Allowed 10.290% Over by +0.851%

This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)

*** (CURED) State/Local Predatory APR Test Fail - EV R
COMMENT:   CE test reflects a fail for “CA Covered Loan APR Threshold Test". CA AB 344 §1 [CA FC §4970(b)(1)(A)]) - The annual percentage rate at consummation exceeds by more than 8% points the yield on Treasury securities having comparable periods of maturity on the 15th day of the month immediately preceding the month of the date creditor received application (formerly application date). However the CA AB 344 §1 [CA FC §4970(b)(1)(A)]) rule cites  For a mortgage or deed of trust, the annual percentage rate at consummation of the transaction will exceed by more than eight percentage points the yield on Treasury securities having comparable periods of maturity on the 15th day of the month immediately preceding the month in which the application for the extension of credit is received by the creditor.

																Loan file is documented with APR of 11.141% and Comparison APR is 11.100%			PUD	xx	xx	xx	Primary	Cash Out	694	2	xx	20	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.302%		Alternative	QC Complete	08/09/2023
xx	xx	68415	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 11.162% Allowed 10.530% Over by +0.632%

This loan is compliant with regulation 1026.35.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test:  Charged 11.162% Allowed 10.530% Over by +0.632%

This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)

*** (CURED) State/Local Predatory APR Test Fail - EV R
COMMENT:   CE test reflects a fail for “CA Covered Loan APR Threshold Test".
CA AB 344 §1 [CA FC §4970(b)(1)(A)]) - The annual percentage rate at consummation exceeds by more than 8% points the yield on Treasury securities having comparable periods of maturity on the 15th day of the month immediately preceding the month of the date creditor received application (formerly application date).

However the CA AB 344 §1 [CA FC §4970(b)(1)(A)]) rule cites
For a mortgage or deed of trust, the annual percentage rate at consummation of the transaction will exceed by more than eight percentage points the yield on Treasury securities having comparable periods of maturity on the 15th day of the month immediately preceding the month in which the application for the extension of credit is received by the creditor.

																Loan file is documented with APR of 12.602% and Comparison APR is 11.990%			PUD	xx	xx	xx	Primary	Cash Out	778	6	xx	12	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.090%		Alternative	QC Complete	08/09/2023
xx	xx	69488	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged  13.000% allowed 10.670% Over by +2.330%

This loan is compliant with regulation 1026.35.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test: Charged  13.000% allowed 10.670% Over by +2.330%

This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)

*** (CURED) State/Local Predatory APR Test Fail - EV R
COMMENT:   CE test reflects a fail for “CA Covered Loan APR Threshold Test".
CA AB 344 §1 [CA FC §4970(b)(1)(A)]) - The annual percentage rate at consummation exceeds by more than 8% points the yield on Treasury securities having comparable periods of maturity on the 15th day of the month immediately preceding the month of the date creditor received application (formerly application date).

However the CA AB 344 §1 [CA FC §4970(b)(1)(A)]) rule cites
For a mortgage or deed of trust, the annual percentage rate at consummation of the transaction will exceed by more than eight percentage points the yield on Treasury securities having comparable periods of maturity on the 15th day of the month immediately preceding the month in which the application for the extension of credit is received by the creditor.

																Loan file is documented with APR of 13.000% and Comparison APR is 11.480%			Single Family	xx	xx	xx	Primary	Cash Out	731	2.75	xx	21	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	4.401%		Alternative	QC Complete	08/09/2023
xx	xx	69062	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 11.937% Allowed 10.670% Over by+1.267%.

This loan is compliant with regulation 1026.35.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   Provide bank statement for xx# xx for the month of September 2021 to support the income.

11/29/2022 - Not resolved - Provided bank statement is for September 2022 but we will required xx# xx for the month of September 2021.

11/30/2022 - Income re-calculated from Sept 2022 statement. Hence, exception is resolved.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test: Charged 11.937% Allowed 10.670% Over by+1.267%.

This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)

*** (CURED) State/Local Predatory APR Test Fail - EV R
COMMENT:   CE test reflects a fail for “CA Covered Loan APR Threshold Test".
CA AB 344 §1 [CA FC §4970(b)(1)(A)]) - The annual percentage rate at consummation exceeds by more than 8% points the yield on Treasury securities having comparable periods of maturity on the 15th day of the month immediately preceding the month of the date creditor received application (formerly application date).

However the CA AB 344 §1 [CA FC §4970(b)(1)(A)]) rule cites
For a mortgage or deed of trust, the annual percentage rate at consummation of the transaction will exceed by more than eight percentage points the yield on Treasury securities having comparable periods of maturity on the 15th day of the month immediately preceding the month in which the application for the extension of credit is received by the creditor.

																Loan file is documented with APR of 11.937% and CE comparison APR is 11.480%.			PUD	xx	xx	xx	Primary	Cash Out	714	1	xx	20	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.998%		Alternative	QC Complete	08/09/2023
xx	xx	70192	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test:  Charged 10.317% Allowed 10.290% Overby +0.027%

This loan is compliant with regulation 1026.35.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test:  Charged 10.317% Allowed 10.290% Overby +0.027%

																This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)			Single Family	xx	xx	xx	Primary	Cash Out	762	2	xx	14	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	26.889%		Alternative	QC Complete	08/09/2023
xx	xx	69490	xx	California	Non-QM/Compliant	4	2	2	1	1	No	No	*** (CURED) Final 1003 does not has LO sign - EV R
COMMENT:   LO signature is missing on initial and final 1003.

12/21/2022 - Received Initial 1003 with LO signature. Hence, exception is resolved.

*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 10.853% Allowed 10.130% Over by +0.723%

This loan is compliant with regulation 1026.35.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test: Charged 10.853% Allowed 10.130% Over by +0.723%

																This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: The xx loan amount is lower than the minimum guideline requirement of $200,000.00. A copy of an exception approval letter has been received.	FICO: 732 exceeds the minimum requirement of FICO of 680. DTI: 22.31% DTI is lower than the maximum 50.00% guideline requirement.	PUD	xx	xx	xx	Primary	Cash Out	732	1.83	xx	10	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	22.318%		Alternative	QC Complete	08/09/2023
xx	xx	69491		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						High Rise Condo (>=9 Stories)	xx	xx	xx	Secondary	Cash Out	755		xx	8	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.659%		Alternative	QC Complete	01/23/2023
xx	xx	69492	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 10.729% Allowed  9.750%  Over by +0.979%

This loan is compliant with regulation 1026.35.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test: Charged 10.729% Allowed  9.750%  Over by +0.979%

																This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)			Single Family	xx	xx	xx	Primary	Cash Out	800	3	xx		xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.233%		Alternative	QC Complete	08/09/2023
xx	xx	69677	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged  10.800% Allowed 10.130%Over by  +0.670%

This loan is compliant with regulation 1026.35.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test: Charged  10.800% Allowed 10.130%Over by  +0.670%

																This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)			Single Family	xx	xx	xx	Primary	Cash Out	765	1.66	xx	12	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.669%		Alternative	QC Complete	08/09/2023
xx	xx	69678		xx	California	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: Provide updated Lease agreement, available document was expired on 02/01/2023 Resolved: Received Lease Agreement - 3/6			Single Family	xx	xx	xx	Investor	Cash Out	707		xx	4	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	46.474%		Full Documentation	QC Complete	02/09/2023
xx	xx	69921		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Cash Out	734		xx	1	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	48.603%		Alternative	QC Complete	02/22/2023
xx	xx	69922	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 10.069% Allowed 9.560% Over by +0.509%.

This loan is compliant with regulation 1026.35.

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   Provide a lease agreement or 1007 form for the property (xx) to verify the rental income.

Resolved: Received 12 month business bank statement income calculation sheet from xx(xx #xx) to support gross rental income for xx - 3/16

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test: Charged 10.069% Allowed 9.560% Over by +0.509%.

																This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)			Single Family	xx	xx	xx	Primary	Cash Out	713	10	xx	20	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.552%		Alternative	QC Complete	08/09/2023
xx	xx	69923	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 11.218% Allowed 9.520% Over by +1.698%

This loan is compliant with regulation 1026.35.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test: Charged 11.218% Allowed 9.520% Over by +1.698%

																This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)			PUD	xx	xx	xx	Primary	Cash Out	706	1.5	xx	5	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	17.910%		Alternative	QC Complete	08/09/2023
xx	xx	69680	xx	California	Non-QM/Compliant	4	2	2	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 9.927% Allowed 9.520% Over by +0.407%

This loan is compliant with regulation 1026.35.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test: Charged 9.927% Allowed 9.520% Over by +0.407%

																This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Borrower has a loan modification and deferred balance on the first mortgage. A copy of an exception approval letter is available in the loan file.	CLTV: xx CLTV is lower than the maximum 75.00% guideline requirement. DTI: 38.00% DTI is lower than the maximum 50.00% guideline requirement. FICO: 769 exceeds the minimum requirement of FICO of 680.	PUD	xx	xx	xx	Primary	Cash Out	769	15	xx	25	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.008%		Alternative	QC Complete	08/09/2023
xx	xx	69924	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 11.185% Allowed 9.520% Overby +1.665%.

This loan is compliant with regulation 1026.35.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test: Charged 11.185% Allowed 9.520% Overby +1.665%.

																This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)			Single Family	xx	xx	xx	Primary	Cash Out	756	12	xx	12	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.087%		Alternative	QC Complete	08/09/2023
xx	xx	69681	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 10.201% Allowed 9.760% Over by +0.441%

This loan is compliant with regulation 1026.35.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   Borrower self employed income for the business (xx) has been stated xx. However there is no sufficient documentation to verify this income. Provide the documents to verify the income.

Not Resolved: Required document to verify the income of xx form xx & xx business - 2/21

Resolved: Borrower is not using income from xx & xx business - 2/28

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test: Charged 10.201% Allowed 9.760% Over by +0.441%

																This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)			Single Family	xx	xx	xx	Primary	Cash Out	761	1.42	xx	21	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	11.465%		Alternative	QC Complete	08/09/2023
xx	xx	69682	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 11.933% Allowed 9.850% Over by +2.083%

This loan is compliant with regulation 1026.35

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test: Charged 10.326% Allowed 9.940% Over by +0.386%

																This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)			PUD	xx	xx	xx	Primary	Cash Out	721	9.42	xx	17	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.439%		Alternative	QC Complete	08/09/2023
xx	xx	71123	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Inquiries - EV R
COMMENT:   Provide letter of explanation for inquiries reported on credit report in last 120 days (xx, xx & xx).

Not Resolved : Still needed LOE for xx - 5/10

Resolved : Received LOX stating that the credit report date is 4/26/2023 and Inquiry date is 1/16/2023. which is more than 90 days. Hence, letter not needed - 6/2

*** (CURED) Additional Address on Credit Report - EV R
COMMENT:   Provide letter of explanation for the additional address (xx) reflecting on credit report.

Resolved : Received LOX stating that this is an old office that borrower used for business up until March 2017 - 5/22

*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 10.278% Allowed 9.920% Over by +0.358%.

This loan is compliant with regulation 1026.35.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test: Charged  10.278% Allowed 9.920% Over by +0.358%.

																This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)			Single Family	xx	xx	xx	Primary	Cash Out	688	14	xx	28.42	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.612%		Alternative	QC Complete	08/09/2023
xx	xx	69925		xx	Florida	Non-QM/Compliant	4	1	1	1	1	No	No			*** (CURED) Federal Higher Price Mortgage Loan - EV R COMMENT: 12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z Higher-Priced Mortgage Loan Test: Charged 9.974% Allowed 9.590% Overby +0.384% This loan is compliant with regulation 1026.35.			Single Family	xx	xx	xx	Primary	Cash Out	770	13	xx	10	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.227%		Alternative	QC Complete	08/09/2023
xx	xx	69683	xx	Florida	Non-QM/Compliant	4	2	2	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 10.332% Allowed 9.760% Overby +0.572%

This loan is compliant with regulation 1026.35.

*** (CURED) Missing Required Disclosures - EV R
COMMENT:   Provide a letter of explanation for flood insurance present in file. The flood certificate and appraisal report in file reflects flood zone as X and flood insurance should not be applicable.

																Resolved: Borrower voluntarily decided to obtain flood insurance - 2/22	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Qualifying business has over 6 month decline in business revenue of 34% due to large deposits for jobs completed in early 2022. A copy of an exception approval letter is available in the loan file.	Residual Income: xx monthly FICO: 733 exceeds the minimum requirement of FICO of 680. DTI: 6.97% DTI is lower than the maximum 50.00% guideline requirement.	Single Family	xx	xx	xx	Primary	Cash Out	733	1	xx	6	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	6.972%		Alternative	QC Complete	08/09/2023
xx	xx	71124		xx	Arizona	Non-QM/Compliant	4	1	1	1	1	No	No			*** (CURED) Federal Higher Price Mortgage Loan - EV R COMMENT: 12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z Higher-Priced Mortgage Loan Test: Charged 11.933% Allowed 9.850% Over by +2.083% This loan is compliant with regulation 1026.35.			Single Family	xx	xx	xx	Primary	Cash Out	692	0.33	xx	18	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	47.011%		Full Documentation	QC Complete	08/09/2023
xx	xx	70193	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 10.615% Allowed 10.240% Overby +0.375%.

This loan is compliant with regulation 1026.35.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test: Charged 10.615% Allowed 10.240% Overby +0.375%.

																This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)			Single Family	xx	xx	xx	Primary	Cash Out	757	25	xx	23	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	48.907%		Alternative	QC Complete	08/09/2023
xx	xx	69928	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 10.367% Allowed 9.590% Overby +0.777%

This loan is compliant with regulation 1026.35.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test: Charged 10.367% Allowed 9.590% Overby +0.777%

																This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)			PUD	xx	xx	xx	Primary	Cash Out	753	20	xx	20	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	23.323%		Alternative	QC Complete	08/09/2023
xx	xx	71125	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 10.554% Allowed 10.090% Over by +0.464%.

This loan is compliant with regulation 1026.35.

*** (CURED) Missing Initial Closing Disclosure - EV R
COMMENT:   Missing Initial Closing Disclosure in the loan package.

Not Resolved 5/3/2023: Received condition clearing package initial CD not yet received, hence condition not resolved.

05/15/2023 RESOLVED: Received Initial CD and Revised CD, hence condition cleared.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test:  Charged 10.554% Allowed 10.090% Over by +0.464%

																This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)			Single Family	xx	xx	xx	Primary	Cash Out	778	18	xx	33	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.892%		Alternative	QC Complete	08/09/2023
xx	xx	70194		xx	Utah	Non-QM/Compliant	4	1	1	1	1	No	No			*** (CURED) Federal Higher Price Mortgage Loan - EV R COMMENT: 12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z Higher-Priced Mortgage Loan Test: Charged 11.264% Allowed 10.240% Overby +1.024% This loan is compliant with regulation 1026.35.			Single Family	xx	xx	xx	Primary	Cash Out	688	4.67	xx	12	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	48.351%		Alternative	QC Complete	08/09/2023
xx	xx	70195	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 11.154% Allowed 9.740% Over by +1.414%.

This loan is compliant with regulation 1026.35.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test: Charged 11.154% Allowed 9.740% Over by +1.414%.

																This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)			Single Family	xx	xx	xx	Primary	Cash Out	730	1.5	xx	10	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	47.972%		Alternative	QC Complete	08/09/2023
xx	xx	70196	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 10.476% Allowed 9.740% Overby+0.736%

This loan is compliant with regulation 1026.35.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test: Charged 10.476% Allowed 9.740% Overby+0.736%

																This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)			2 Family	xx	xx	xx	Primary	Cash Out	737	7	xx	5	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	47.948%		Full Documentation	QC Complete	08/09/2023
xx	xx	71126		xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Inquiries - EV R COMMENT: Provide letter of explanation for inquiries reflecting on credit report in last 120 days (xx, xx, xx, xx & xx). Resolved : Received LOX stating that the only debt that was taken from 03/01 - this is a new mortgage property - 5/22 *** (CURED) Missing proof of hazard insurance - EV R COMMENT: Provide a copy of hazard insurance policy. Resolved : Received HOI policy - 5/10			Single Family	xx	xx	xx	Primary	Cash Out	776	20	xx	35	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.218%		Alternative	QC Complete	05/08/2023
xx	xx	70198	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 10.004% Allowed 9.740% Over by +0.264%.

This loan is compliant with regulation 1026.35.

*** (CURED) Missing Required Disclosures - EV R
COMMENT:   Provide the mortgage statement of xx#xx as it is missing in the loan file.

Resolved: Received Mortgage statement - 3/23

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test: Charged 10.004% Allowed 9.740% Over by +0.264%.

																This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)			Single Family	xx	xx	xx	Primary	Cash Out	709	19	xx	20	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	46.119%		Alternative	QC Complete	08/09/2023
xx	xx	70199		xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Application Missing - EV R COMMENT: Provide Final 1003 as it is missing in the loan file. Resolved: Received Final 1003 - 3/21			Single Family	xx	xx	xx	Primary	Purchase	757		xx	5.75	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		36.330%	Yes	Full Documentation	QC Complete	03/17/2023
xx	xx	71134	xx	Nevada	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Inquiries - EV R
COMMENT:   Provide letter of explanation for inquiries reflecting on credit report in last 120 days (xx).

Resolved : LOX not needed as it is broker inquiry - 5/25

*** (CURED) Additional Address on Credit Report - EV R
COMMENT:   Provide letter of explanation for additional address reflecting on credit report (xx).

Resolved : Received LOX stating that borrower is owing this property and it is paid for and financed through the LLC - 5/23

*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 11.933% Allowed 9.850% Over by +2.083%

																This loan is compliant with regulation 1026.35.			PUD	xx	xx	xx	Primary	Cash Out	715	5.08	xx	21	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	26.697%		Alternative	QC Complete	08/09/2023
xx	xx	71135		xx	Florida	Non-QM/Compliant	4	1	1	1	1	No	No			*** (CURED) Inquiries - EV R COMMENT: Provide letter of explanation for inquiries reported on credit report in last 120 days (xx). Resolved : Received LOX stating that this inquiries is related to a new business card application - 5/11 *** (CURED) Federal Higher Price Mortgage Loan - EV R COMMENT: 12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z Higher-Priced Mortgage Loan Test: Charged 10.361% Allowed 9.850% Overby +0.511%. This loan is compliant with regulation 1026.35.			PUD	xx	xx	xx	Primary	Cash Out	732	3	xx	3.5	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.608%		Alternative	QC Complete	08/09/2023
xx	xx	71137	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) The Credit LOX is missing - EV R
COMMENT:   Provide letter of explanation for inquiry reported on credit report - xx.

Resolved : Received LOX stating that there is no new debt - 5/22

*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 10.234% Allowed 10.090% Over by +0.144%.

This loan is compliant with regulation 1026.35.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test: Charged 10.234% Allowed 10.090% Over by +0.144%

																This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)			Single Family	xx	xx	xx	Primary	Cash Out	804	17.16	xx	23	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	15.606%		Full Documentation	QC Complete	08/09/2023
xx	xx	71139		xx	Florida	Non-QM/Compliant	4	1	1	1	1	No	No			*** (CURED) Federal Higher Price Mortgage Loan - EV R COMMENT: 12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z Higher-Priced Mortgage Loan Test: Charged 10.346% Allowed 9.920% Overby +0.426% This loan is compliant with regulation 1026.35.			High Rise Condo (>=9 Stories)	xx	xx	xx	Primary	Cash Out	672	4.92	xx	16	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.207%		Alternative	QC Complete	08/09/2023
xx	xx	71140		xx	Washington	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) The Credit LOX is missing - EV R COMMENT: LOX missing for Credit inquires in the last 120 days 1. xx. 2. xx. 3. xx Resolved : Received LOX for all three inquiry - 5/9			PUD	xx	xx	xx	Primary	Cash Out	787	5.16	xx	23	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	47.318%		Full Documentation	QC Complete	04/27/2023
xx	xx	71141	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

Higher-Priced Mortgage Loan Test : Charged 9.857% Allowed 9.850% Over by +0.007%

This loan is compliant with regulation 1026.35

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   Provide bank statements to support the income of xx from assets.

Resolved : Received Bank statement and lender income calculation sheet - 5/11

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   CA AB 260, California Financial Code Division 1.94995(a) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test : Charged 9.857% Allowed 9.850% Over by +0.007%

																This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a).			Single Family	xx	xx	xx	Primary	Cash Out	793	16	xx	25	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.891%		Full Documentation	QC Complete	08/09/2023
xx	xx	71142		xx	California	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Income documentation does not meet guidelines - EV R COMMENT: Provide IRS form 4506-C required by lender guidelines(xx Guidelines_1.31.23v.pdf). Resolved : Received Tax transcript - 5/11			4 Family	xx	xx	xx	Investor	Cash Out	777		xx	2.25	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.640%		Full Documentation	QC Complete	05/08/2023
xx	xx	71143		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						PUD	xx	xx	xx	Primary	Cash Out	733	5	xx	10	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.955%		Alternative	QC Complete	05/08/2023
xx	xx	63603	xx	Connecticut	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Both CU/LCA score is missing in the loan file. AVM to be ordered  04/07/2022 - Received AVM. Hence, condition is resolved.

*** (CURED) Compliance Testing - EV R
COMMENT:   The loan is a nonprime home loan, as defined in the legislation.

CT Average Prime Offer Rate APR Threshold: Charged: 6.561%   Allowed: 4.660%    Overby: +1.901%

This loan is compliant with CT Non-prime home loan regulation.

*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 6.561% Allowed 4.660%  Over by +1.901%

																This loan is compliant with regulation 1026.35.			2 Family	xx	xx	xx	Primary	Purchase	803		xx	14.16	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		48.096%	Yes	Alternative	QC Complete	08/09/2023
xx	xx	65125		xx	Washington	Non-QM/Compliant	4	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: CDA to be ordered as Confidence score on AVM is 0.19 which exceeds guideline limit. 06/16/2022 - CDA received. Hence, condition is resolved. *** (CURED) Federal Higher Price Mortgage Loan - EV R COMMENT: 12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z Higher-Priced Mortgage Loan Test: Charged 7.742% Allowed 5.260% Over by +2.482% This loan is compliant with regulation 1026.35.			Manufactured Housing	xx	xx	xx	Primary	Cash Out	702	4.42	xx	9	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.460%		Full Documentation	QC Complete	08/08/2023
xx	xx	65146	xx	Washington	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   AVM to be ordered as both CU risk scores are missing.

05/09/2022 - Received AVM. Hence, condition is resolved.

*** (CURED) Credit score does not meet guidelines - EV R
COMMENT:   Credit score does not meet guidelines requirement. Per guidelines, minimum FICO requirement is 700 for primary transaction. Credit score is 633.

07/14/2022 - As per Guidelines Sec 4.6 the file is to be graded by the primary earner who we have documented to be B1 who has the 700 FICO with B2 not providing any income.  Under this guideline B2 could even provide income so long as it was less than B1 and we would still only grade with B1’s credit.  Loan closed within xx guidelines and practices. Hence, exception is resolved.

*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 7.583% Allowed 5.420% Over by +2.163%

																This loan is compliant with regulation 1026.35.			Manufactured Housing	xx	xx	xx	Primary	Purchase	633		xx	10.41	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		26.471%	No	Alternative	QC Complete	08/08/2023
xx	xx	65230	xx	New Jersey	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Assets Verification - EV R
COMMENT:   Short assets in the amount of xx. In the file we do not have assets. Funds required at closing per the Final CD xx. Provide a copy of most recent bank statement/retirement/investment to evidence funds in the amount Of xx. for closing . Provide source of any large non-payroll deposits.

07/27/2022 - As per uploaded credit memo, for business purpose/DSCR loans, verification of the seasoning of funds to close is not required on loans of xx LTV and below.

*** (CURED) The final 1008 is missing - EV R
COMMENT:   Underwriting loan approval worksheet is Legible.

																07/27/2022 - Received Underwriting loan approval worksheet. Hence, condition is resolved.			Single Family	xx	xx	xx	Investor	Purchase	745					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/06/2023
xx	xx	65256		xx	Illinois	Non-QM/Compliant	4	1	1	1	1	No	No			*** (CURED) Federal Higher Price Mortgage Loan - EV R COMMENT: 12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z Higher-Priced Mortgage Loan Test: Charged 7.369% Allowed 5.990% Over by +1.379% This loan is compliant with regulation 1026.35.			Single Family	xx	xx	xx	Primary	Purchase	744		xx	10	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.095%	Yes	Alternative	QC Complete	08/08/2023
xx	xx	65285	xx	Virginia	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 7.198% Allowed 6.290% Over by +0.908%

This loan is compliant with regulation 1026.35.

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   Loan program is 12 month bank statement program. However bank statement xx # xx for the month of Dec 21  is missing in file.

																08/05/2022 - Bank statement of xx # xx received for the month of Dec 21. Hence, exception is resolved.			PUD	xx	xx	xx	Primary	Purchase	764		xx	10.33	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		24.388%	No	Alternative	QC Complete	08/08/2023
xx	xx	56308		xx	Illinois	Non-QM/Compliant	4	1	1	1	1	No	No			*** (CURED) Federal Higher Price Mortgage Loan - EV R COMMENT: 12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z Higher-Priced Mortgage Loan Test: Charged 6.828% Allowed 4.410% Over by +2.418% This loan is compliant with regulation 1026.35.			Single Family	xx	xx	xx	Primary	Cash Out	606	11	xx	25.33	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.199%		Full Documentation	QC Complete	08/08/2023
xx	xx	58053	xx	California	Non-QM/Compliant	4	2	2	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 6.257% Allowed 4.700% Over by +1.557%

This loan is compliant with regulation 1026.35.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test: Charged 6.257% Allowed 4.700% Over by +1.557%

																This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: The LTV of xx is higher than the maximum guideline requirement of 80.00%. A copy of an exception approval letter is available in the loan file.	DTI: 30.52% DTI is lower than the maximum 50.00% guideline requirement. FICO: 703 exceeds the minimum requirement of FICO of 700. Residual Income: xx monthly	Single Family	xx	xx	xx	Primary	Purchase	703		xx	0.25	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		30.529%	Yes	Alternative	QC Complete	08/08/2023
xx	xx	61249		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	725					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/29/2021
xx	xx	57721		xx	Oregon	Non-QM/Compliant	4	2	2	1	1	No	No			*** (CURED) Federal Higher Price Mortgage Loan - EV R COMMENT: 12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z Higher-Priced Mortgage Loan Test: Charged 6.856% Allowed 4.640% Over by +2.216% This loan is compliant with regulation 1026.35.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: The 2.8 months of reserves are less than the guideline requirement of 3 months. A copy of an exception approval letter is available in the loan file.	DTI: 39.67% DTI is lower than the maximum 50.00% guideline requirement. LTV: xx	Single Family	xx	xx	xx	Primary	Purchase	642		xx	5.16	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		39.676%	Yes	Full Documentation	QC Complete	08/10/2023
xx	xx	61258		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Refinance	729	1.41	xx	9.91	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		38.882%		Full Documentation	QC Complete	12/27/2021
xx	xx	60428	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged  5.659% Allowed 4.530% Over by +1.129%

This loan is compliant with regulation 1026.35.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test: Charged  5.659% Allowed 4.530% Over by +1.129%

																This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)			Single Family	xx	xx	xx	Primary	Purchase	747		xx	5.91	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:		18.080%	Yes	Alternative	QC Complete	08/08/2023
xx	xx	61286		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Primary	Purchase	787		xx	6.08	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent		36.424%	Yes	Alternative	QC Complete	12/16/2021
xx	xx	61934		xx	Colorado	Non-QM/Compliant	1	1	1	1	1	No	No						PUD	xx	xx	xx	Primary	Refinance	625	3	xx	20.08	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		13.211%		Alternative	QC Complete	08/08/2023
xx	xx	61311		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	817		xx	11.11	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		28.052%	Yes	Alternative	QC Complete	01/04/2022